Bow River Capital Evergreen Fund

Schedule of Investments

6/30/2023 (Unaudited)

	Investment Strategy	Fair Value
Private Investments - 78.2%
Co-Investments - 37.0%
Credit - 6.7%
Ashgrove Specialty Lending Investments I, 12.80% (SONIA +7.75% + CSA, 0.50% Floor), 4/9/2026, principal GBP 718,147[1,2]	Private Credit Co-Investment	$888,095
Digital Alpha Solutions Fund, LP, 14.86% (SOFR3M + 9.50% PIK + CSA)[1,3]	Private Credit Co-Investment	4,916,442
Palmer Square Loan Funding 2021-3, Ltd.[1]	Private Credit Co-Investment	1,267,829
PARIOU SLP., 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,3]	Private Credit Co-Investment	5,771,135
Pathstone Family Office, LLC, 11.84% (SOFR1M + 6.75% + CSA, 1.00% Floor), 5/15/2029, principal $3,000,000[1,2]	Private Credit Co-Investment	2,301,292
Planet US Buyer, LLC, 11.85% (SOFR3M + 6.75%, 0.75% Floor), 1/31/2030, principal $3,000,000[1,2]	Private Credit Co-Investment	2,711,806
Polaris Newco, 14.45% (SOFR3M + 9.25% + CSA, 1.00% Floor), 6/3/2029, principal $2,000,000[1,2]	Private Credit Co-Investment	1,705,000
Sand Trust Series 21-1A - Class SUB, 10/15/2034[1]	Private Credit Co-Investment	629,238
US Hospitality Publishers, Inc., 12.20% (SOFR3M + 7.00% + CSA, 1.00% Floor), 12/18/2025, principal $2,150,000[1,2]	Private Credit Co-Investment	1,979,878
VCPF III Co-Invest 1-A, LP1,3	Private Credit Co-Investment	2,563,875
		24,734,590

Equity - 30.3%
ACP Hyperdrive Co-Invest, LLC[1,3,4]	Private Equity Co-Investment	2,620,000
AP DSB Co-Invest II, LP1,3,4	Private Equity Co-Investment	3,561,985
Biloxi Co-Investment Partners, LP1,3,4	Private Equity Co-Investment	1,761,065
Butterfly Nourish Co-Invest, LP1,2,4	Private Equity Co-Investment	4,999,848
BW Colson Co-Invest Feeder (Cayman), LP1,3,4	Private Equity Co-Investment	3,988,101
Carlyle Riser Co-Investment, LP1,3,4	Private Equity Co-Investment	4,635,058
Constellation 2022, LP1,3,4	Private Equity Co-Investment	4,998,967
Corsair Amore Investors, LP1,3,4	Private Equity Co-Investment	5,004,267
Coyote 2021, LP1,3,4	Private Equity Co-Investment	7,652,220
DSG Group Holdings, LP1,2,4	Private Equity Co-Investment	6,892,129
Enak Aggregator, LP1,3,4	Private Equity Co-Investment	3,207,238
Falcon Co-Investment Partners, LP1,3,4	Private Equity Co-Investment	2,894,497
ISH Co-Investment Aggregator, LP1,3,4	Private Equity Co-Investment	2,611,344
OceanSound Partners Co-Invest II, LP - Series B1,3,4,5	Private Equity Co-Investment	5,464,518
OceanSound Partners Co-Invest II, LP - Series E1,3,4	Private Equity Co-Investment	7,569,913
Onex OD Co-Invest, LP1,3,4	Private Equity Co-Investment	5,292,788
Palms Co-Investment Partners, LP1,3,4	Private Equity Co-Investment	3,807,859
Project Stream Co-Invest Fund, LP1,3,4	Private Equity Co-Investment	1,666,765
SANCY SLP[1,3,4]	Private Equity Co-Investment	1,666,204
SEP Hamilton III Aggregator, LP1,3,4	Private Equity Co-Investment	6,585,374
SEP Skyhawk Fund III Aggregator, LP1,3,4	Private Equity Co-Investment	545,487
Silver Lake Strategic Investors VI, LP1,3,4	Private Equity Co-Investment	5,000,000
The Global Atlantic Financial Group, LLC[1,2,4]	Private Equity Co-Investment	4,879,889
Veregy Parent, LLC[1,2,4]	Private Equity Co-Investment	3,129,046
Vistage Equity Investors, LP1,3,4	Private Equity Co-Investment	4,999,608
WestCap Cerebral Co-Invest 2021, LLC[1,3,4]	Private Equity Co-Investment	140,775
WestCap LoanPal Co-Invest 2020, LLC[1,2,4]	Private Equity Co-Investment	3,812,273
Wildcat 21 Co-Invest Fund, LP1,3,4	Private Equity Co-Investment	2,592,890
		111,980,108
Total Co-Investments (Cost $112,780,252)		136,714,698

Primary Funds - 15.3%
Credit - 2.1%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,3,4]	Private Credit Primary	$1,152,793
Coller Credit Opportunities I - B, LP1,3	Private Credit Primary	2,471,828
Lynx EBO Fund I (A), LLC[1,3,4]	Private Credit Primary	292,802
TKO Fund[1,3,4]	Private Credit Primary	3,657,839
		7,575,262

Equity - 13.2%
Avista Capital Partners V, LP1,3,4	Private Equity Primary	4,690,650
EnCap Energy Transition Fund 1-A, LP1,3,4	Private Equity Primary	3,061,754
FFL Capital Partners V, LP1,3,4	Private Equity Primary	5,623,623
Grain Spectrum Holdings III (Cayman), LP1,3,4	Private Equity Primary	3,313,905
OceanSound Partners Fund, LP1,3,4	Private Equity Primary	4,594,774
Onex Structured Credit Opportunities International Fund I, LLC[1,3]	Private Equity Primary	1,630,001
Overbay Fund XIV Offshore, LP1,3,4	Private Equity Primary	2,204,374
Sheridan Capital Partners Fund III, LP1,2,4	Private Equity Primary	999,250
Sumeru Equity Partners Fund III, LP1,3,4	Private Equity Primary	2,666,459
Sumeru Equity Partners Fund IV, LP1,3,4	Private Equity Primary	716,362
WestCap Strategic Operator Fund II, LP1,3,4	Private Equity Primary	3,974,695
WestCap Strategic Operator U.S. Feeder Fund, LP1,2,4	Private Equity Primary	8,577,034
Whitehorse Liquidity Partners IV, LP1,3,4	Private Equity Primary	3,705,542
Whitehorse Liquidity Partners V, LP1,3,4	Private Equity Primary	2,894,544
		48,652,967
Total Primary Funds (Cost $38,886,536)		56,228,229

Private Investment Funds - 9.1%
PIMCO DSCO Fund II Offshore Feeder, LP1,3,4	Private Credit Primary	4,885,110
Post Limited Term High Yield Fund, LP1,3,4	Short Duration High Yield	6,103,769
RenaissanceRe Medici Fund Ltd.[1,3,4]	Insurance Linked Securities	7,228,453
Ruffer Absolute Institutional, Ltd.[1,3,4]	Global Macro	4,792,520
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,3,4]	Long/Short Carry Neutral	5,091,163
Voloridge Fund, LP1,3,4	Quant Market Neutral	5,567,354
Total Private Investment Funds (Cost $32,887,485)		33,668,369

Secondary Funds - 16.8%
Credit - 4.9%
AG DLI IV (Unlevered), LP1,3,4	Private Credit Secondary	11,134,753
BRCE SPV I, LLC[1,2,4]	Private Credit Secondary	255,715
Coller Credit Opportunities I - Annex I, SLP[1,3]	Private Credit Secondary	3,194,183
CRG Partners III - Parallel Fund (A), LP1,3,4	Private Credit Secondary	3,552,118
		18,136,769

Equity - 11.9%
Adams Street 2009 Direct Fund, LP1,3,4	Private Equity Secondary	$24,521
Adams Street 2010 Direct Fund, LP1,3,4	Private Equity Secondary	28,612
Adams Street 2011 Direct Fund, LP1,3,4	Private Equity Secondary	41,230
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,3,4	Private Equity Secondary	141,905
Adams Street 2011 U.S. Fund, LP1,3,4	Private Equity Secondary	297,373
Adams Street 2013 Global Fund, LP1,3,4	Private Equity Secondary	1,854,862
Adams Street 2014 Global Fund, LP1,3,4	Private Equity Secondary	1,037,678
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,3,4	Private Equity Secondary	111,345
Adams Street Partnership Fund 2009 U.S. Fund, LP1,3,4	Private Equity Secondary	244,214
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,3,4	Private Equity Secondary	111,673
Adams Street Partnership Fund 2010 U.S. Fund, LP1,3,4	Private Equity Secondary	273,374
Altor Fund IV (No. 1) AB1,3,4	Private Equity Secondary	6,180,289
ASP (Feeder) 2017 Global Fund, LP1,3,4	Private Equity Secondary	1,171,674
Coller International Partners VI Feeder Fund, LP - Class A1,3,4	Private Equity Secondary	918,111
Coller International Partners VII Feeder Fund, LP - Series B1,3,4	Private Equity Secondary	1,833,567
Global Infrastructure Partners II-C, LP1,3,4	Private Equity Secondary	1,189,763
Graphite Capital Partners VIII D, LP1,2,4	Private Equity Secondary	4,758,611
KH Aggregator, LP1,3,4	Private Equity Secondary	4,463,918
Onex Fund V, LP1,3,4	Private Equity Secondary	6,516,342
Overbay Fund XIV (AIV III), LP1,3,4	Private Equity Secondary	2,107,844
Overbay Fund XIV Offshore (AIV), LP1,3,4,5	Private Equity Secondary	3,855,435
Porcupine Holdings, LP - Class A1,3,4	Private Equity Secondary	2,904,269
Porcupine Holdings, LP - Class B1,3,4	Private Equity Secondary	2,414,925
SEP Hamilton, LP1,3,4	Private Equity Secondary	1,348,824
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Secondary	120,311
		43,950,670
Total Secondary Funds (Cost $41,296,165)		62,087,439

Total Private Investments (Cost $225,850,438)		288,698,735

U.S. Treasury Bills - 9.5%
United States Treasury Bill, 0.00%, 07/20/2023, principal $20,256,000	$19,999,761
United States Treasury Bill, 0.00%, 08/17/2023, principal $15,194,000	14,999,707
Total U.S. Treasury Bills (Cost $34,999,468)	34,999,468

Short-Term Investments - 13.9%
UMB Money Market Fiduciary, 0.01%, shares 6,370,184[6,7]	6,370,184
UMB Money Market Special, 4.93%, shares 20,191,512[6,7]	20,191,512
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.95%, shares 24,800,451[6]	24,800,451
Total Short-Term Investments (Cost $51,362,147)	51,362,147

Total Investments (Cost $312,212,053) - 101.6%	$375,060,350
Liabilities in excess of other assets - (1.6%)	(5,790,546)
Net Assets - 100.0%	$369,269,804

CSA - Credit Spread Adjustment
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment In Kind
RAIF - Reserved Alternative Investment Fund
SCSp - Special Limited Partnership
SLP - Special Limited Partnership
SOFR1M - One Month Average Secured Overnight Financing Rate
SOFR3M - Three Month Average Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $288,698,735, which represents 78.2% of total net assets of the Fund. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $47,889,866, which represents 13.0% of total net assets of the Fund.
[3]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.
[4]	Non-income producing.
[5]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[6]	Rate disclosed represents the seven day yield as of the Fund's period end.
[7]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On June 30, 2023, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Depreciation
September 29, 2023	Bannockburn Global Forex, LLC	USD	EUR	$2,177,400	EUR	2,000,000	$2,191,073	$(13,673)
								$(13,673)

Bow River Capital Evergreen Fund

Summary of Investments

6/30/2023 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	61.4%
Global	9.4%
Europe	7.4%
Total Private Investments	78.2%
U.S. Treasury Bills	9.5%
Short-Term Investments	13.9%
Total Investments	101.6%
Liabilities in excess of other assets	-1.6%
Net Assets	100.0%

See accompanying notes to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the Schedule of Investments

June 30, 2023 (Unaudited)

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2023 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,620,000	0.7%
Adams Street 2009 Direct Fund, LP	April 1, 2022	27,979	24,521	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	28,757	28,612	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	47,251	41,230	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	108,883	141,905	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	194,445	297,373	0.1%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,499,111	1,854,862	0.5%
Adams Street 2014 Global Fund, LP	April 1, 2022	818,576	1,037,678	0.3%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	87,838	111,345	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	192,146	244,214	0.1%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	82,818	111,673	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	194,585	273,374	0.1%
Altor Fund IV (No. 1) AB	August 12, 2022	6,045,609	6,180,289	1.7%
AG DLI IV (Unlevered), LP	April 28, 2023	9,806,528	11,134,753	3.0%
AP DSB Co-Invest II, LP	July 30, 2021	1,799,272	3,561,985	1.0%
Ashgrove Specialty Lending Investments I	July 8, 2021	979,081	888,095	0.2%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	991,286	1,152,793	0.3%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	831,226	1,171,674	0.3%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	4,690,650	1.3%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,459,561	1,761,065	0.5%
BRCE SPV I, LLC	May 22, 2020	52,838	255,715	0.1%
Butterfly Nourish Co-Invest, LP	February 3, 2023	5,004,000	4,999,848	1.3%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	3,988,101	1.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	4,366,165	4,635,058	1.3%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,546,667	3,194,183	0.9%
Coller Credit Opportunities I - B, LP	January 5, 2022	2,195,842	2,471,828	0.7%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	181,893	918,111	0.2%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,833,567	0.5%
Constellation 2022, LP	August 12, 2022	5,010,118	4,998,967	1.4%
Corsair Amore Investors, LP	May 27, 2022	5,038,438	5,004,267	1.4%
Coyote 2021, LP	March 29, 2021	2,613,833	7,652,220	2.1%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	2,605,791	3,552,118	1.0%
Digital Alpha Solutions Fund, LP	October 28, 2022	3,383,846	4,916,442	1.3%
DSG Group Holdings, LP	September 9, 2002	5,585,674	6,892,129	1.9%
Enak Aggregator, LP	January 18, 2022	2,861,507	3,207,238	0.9%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	1,463,801	3,061,754	0.8%
Falcon Co-Investment Partners, LP	January 26, 2022	2,908,067	2,894,497	0.8%
FFL Capital Partners V, LP	June 16, 2022	3,711,107	5,623,623	1.5%
Global Infrastructure Partners II-C, LP	January 14, 2022	271,175	1,189,763	0.3%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,458,765	3,313,905	0.9%
Graphite Capital Partners VIII D, LP	June 30, 2020	1,033,324	4,758,611	1.3%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,611,344	0.7%
KH Aggregator, LP	November 30, 2020	2,754,040	4,463,918	1.2%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	292,802	0.1%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	5,464,518	1.5%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	5,004,000	7,569,913	2.0%
OceanSound Partners Fund, LP	December 27, 2021	3,142,788	4,594,774	1.2%
Onex Fund V, LP	September 30, 2022	5,725,882	6,516,342	1.8%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	5,292,788	1.4%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	$1,441,931	$1,630,001	0.4%
Overbay Fund XIV (AIV III), LP	March 26, 2021	928,715	2,107,844	0.6%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	-	3,855,435	0.6%
Overbay Fund XIV Offshore, LP	January 22, 2021	1,075,271	2,204,374	1.0%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,661,042	1,267,829	0.3%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,524	3,807,859	1.0%
PARIOU SLP	October 14, 2022	5,055,979	5,771,135	1.6%
Pathstone Family Office, LLC	May 16, 2023	2,335,292	2,301,292	0.6%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,885,110	1.3%
Planet US Buyer, LLC	January 31, 2023	2,691,778	2,711,806	0.7%
Polaris Newco	June 18, 2021	1,944,555	1,705,000	0.5%
Porcupine Holdings, LP - Class A	December 29, 2021	2,220,277	2,904,269	0.8%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	2,414,925	0.6%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,103,769	1.6%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,666,765	0.4%
RenaissanceRe Medici Fund Ltd.	April 28, 2023	7,004,000	7,228,453	2.0%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	5,004,000	4,792,520	1.3%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	5,004,000	5,091,163	1.4%
SANCY SLP	October 14, 2022	1,698,500	1,666,204	0.4%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	629,238	0.2%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,585,374	1.8%
SEP Hamilton, LP	June 30, 2023	941,500	1,348,824	0.4%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,355	545,487	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	1,105,847	999,250	0.3%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,004,000	5,000,000	1.4%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,123,995	2,666,459	0.7%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	808,156	716,362	0.2%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,849,077	4,879,889	1.3%
TKO Fund	November 4, 2022	2,954,962	3,657,839	1.0%
US Hospitality Publishers, Inc.	January 11, 2021	2,022,497	1,979,878	0.5%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,195,986	2,563,875	0.7%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,129,046	0.8%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	4,999,608	1.3%
Voloridge Fund, LP	November 1, 2020	5,670,000	5,567,354	1.5%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	258,092	140,775	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,423,828	3,812,273	1.0%
WestCap Strategic Operator Fund II, LP	July 31, 2021	3,912,612	3,974,695	1.1%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,600,000	8,577,034	2.3%
WestCap Strategic Operator U.S. Feeder Fund, LP	June 30, 2023	57,798	120,311	0.3%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,492,191	3,705,542	1.0%
Whitehorse Liquidity Partners V, LP	February 4, 2022	2,516,034	2,894,544	0.8%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,261	2,592,890	0.7%
		$225,850,438	$288,698,735	78.2%